Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

December 31, 2020

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivative financial assets	$-	$-	$137,926	$137,926
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$-	$-	$267,000	$267,000

December 31, 2021

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$-	$-	$223,352	$223,352

Summary of Categories of Financial Instruments

	December 31,	December 31,	December 31,
	2019	2020	2021
Financial assets
Financial assets at fair value through profit or loss
Derivative financial assets	$68,256	$137,926	$-
Financial assets at amortised cost (1)	22,311,107	14,427,678	91,047,060
Financial assets at fair value through other comprehensive income
Equity instruments	132,160	-	-
Financial liabilities
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	262,350	267,000	223,352
Financial liabilities at amortised cost (2)	21,963,089	24,228,678	36,090,421

1)	The balances include financial assets at amortised cost, which comprise of cash and cash equivalents and refundable deposits.

2)	The balances include financial liabilities at amortised cost, which comprise of trade payables, partial other payables, other current liabilities and long-term borrowings.

Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies

The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2020
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$458,878	0.7566	$347,190

Financial liabilities
Monetary items
SGD	S	$15,722,226	0.7566	$11,895,538

	December 31, 2021
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$837,336	0.7411	$620,563

Financial liabilities
Monetary items
SGD	S	$15,649,526	0.7411	$11,598,118

Sensitivity Analysis of Foreign Currency Risk

	For the year ended December 31
	2019	2020	2021
Profit or loss*
SGD	$(467,734)	$(577,417)	$(548,878)

*	This is mainly attributable to the exposure to outstanding deposits in banks and loans in foreign currency at the end of the reporting period.